Shareholders' Equity - Common Stock Repurchased (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Common stock repurchased shares	1	28	31
Purchase of treasury stock	$ 69	$ 1,556	$ 1,661